Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefits)

Income tax expense (benefits)

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Loss before tax	(967,491)	(284,655)
Tax credit calculated at statutory tax rate	(241,873)	(71,164)
Effect of different tax rates in other countries	36	118
Others	241,837	71,046
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